Taxes on Income (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Taxes on Income (Details) [Line Items]
Israeli corporate tax rate	23.00%
Carry-forwards losses	$ 12.2
Parent [Member]
Taxes on Income (Details) [Line Items]
Carry-forwards losses	47.0
Enlivex R&D [Member]
Taxes on Income (Details) [Line Items]
Carry-forwards losses	$ 41.0